Taxation - Reconciliation (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Reported tax rate (as a percentage)			20.00%
Cash tax paid			$ 1,562
Cash tax paid as a percentage of profit before tax (as a percentage)			40.00%
Investment for which deferred tax liability not recognised			$ 5,742	$ 4,902	$ 8,144
Tax rate (as a percentage)			19.00%
Tax charge effect			$ 5
Tax credit related to statute of limitations			65
Tax charge					37
Profit before tax			3,916	1,548	1,993
Notional taxation charge at UK corporation tax rate of 19% (2018: 19%; 2017: 19.25%)			744	294	379
Differences in effective overseas tax rates			(49)	(49)	18
Deferred tax credit relating to reduction in other tax rates			(138)	(39)	334
Unrecognised deferred tax asset			3	(16)	7
Items not deductible for tax purposes			36	92	167
Items not chargeable for tax purposes			(4)	(13)	(6)
Other items			(65)	21	(164)
Adjustments in respect of prior periods			(31)	(47)	(124)
Taxation recognised in the profit for the period			772	321	(57)
Recognition of previously unrecognised net deferred tax assets			$ 22	27
US
Taxation
Tax credit					297
UK
Taxation
Reported tax rate (as a percentage)			19.00%
Tax rate that was not enacted			17.00%
Tax credit			$ 18
DUTCH AND SWEDEN
Taxation
Tax credit				27
DUTCH
Taxation
Reported tax rate (as a percentage)			25.00%
Tax rate (as a percentage)		25.00%	22.55%
Tax rate that was not enacted			21.70%
Tax charge			$ 151	66
SWEDEN
Taxation
Tax rate (as a percentage)	20.50%
Forecast | SWEDEN
Taxation
Tax rate (as a percentage)	21.70%
Collaboration and Divestment Activity
Taxation
Other items				(309)
Agreements between tax authorities in respect of transfer pricing arrangements
Taxation
Tax credit					188
Expiry of relevant statute of limitations
Taxation
Tax charge related to transfer pricing arrangements					$ 24
Tax credit				218
Internal transfers of intellectual property
Taxation
Other items				$ 70